Taxes on Income (Details) - Schedule of taxes on income (tax benefit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of taxes on income (tax benefit) [Abstract]
Current taxes	$ 23,015	$ 40,181	$ 30,302
Deferred taxes	8,254	(12,980)	(6,001)
Total	$ 31,269	$ 27,201	$ 24,301